Property and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Information related to our major categories of our property and equipment, net, is as follows (dollars in thousands):

	As of
	September 30, 2014	December 31, 2013
Capitalized software	$51,411	$49,498
Computer software and equipment	24,419	24,357
Leasehold improvements	5,569	5,569
Equipment, furniture and fixtures	1,474	1,474

Total property and equipment	82,873	80,898
Less: Accumulated depreciation and amortization	(46,840)	(44,002)
Less: Accumulated impairments	(31,081)	(31,081)

Property and equipment, net	$4,952	$5,815

Information related to our major categories of our property and equipment, net, is as follows (dollars in thousands):

	Useful Life (in years)	As of December 31,
		2013	2012
Capitalized software	3	$49,498	$46,030
Computer software and equipment	3-5	24,357	26,675
Leasehold improvements	4-10	5,569	7,065
Equipment, furniture and fixtures	7	1,474	1,404

Total property and equipment		80,898	81,174
Less: Accumulated depreciation and amortization		(44,002)	(43,458)
Less: Accumulated impairments		(31,081)	(31,081)

Property and equipment, net		$5,815	$6,635